ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivables and related allowance for doubtful accounts

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	266,836,951	64,851,728	9,134,174
Less: allowance for accounts receivable	—	(60,019)	(8,453)
Accounts receivable, net	266,836,951	64,791,709	9,125,721

Schedule of movements in the allowance for accounts receivables

	As of December 31,
	2023
	RMB	US$
Balance as of January 1	—	—
Adjustment due to the adoption of ASC 326	148,344	20,894
Reversal	(88,325)	(12,441)
Balance as of December 31	60,019	8,453